OTHER NON-CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2026
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

20OTHER NON-CURRENT LIABILITIES

	As of	As of
	December 31,	June 30,
	2025	2026
	RMB’000	RMB’000
Government grants received with conditions	7,720	24,994

The Group was awarded grants from governments with conditions attached in the next few years. The government grants with conditions expected to be satisfied in more than one year are presented as non-current liabilities, which will be released to other income in the consolidated statement of profit or loss when the conditions attached are satisfied.